Indebtedness (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Borrowings Outstanding

Total borrowings outstanding are summarized as follows:

	As of March 31, 2016	As of June 30, 2015
Short-term foreign borrowings	$4,559	$3,488

Term notes:
Dollar Tranche A Term Loan, due September 2020, net of discount	95,940	119,109
Dollar Tranche B Term Loans, due September 2020, net of discount	257,781	319,822
Dollar Tranche C Term Loans, due September 2020, net of discount	104,982	130,030
Sterling Term Loan, due September 2020, net of discount	129,569	219,933
Euro Term Loan, due September 2020, net of discount	151,169	189,831
Bonds Payable, due August 2021, net of discount	196,777	196,327
Other borrowings:
Foreign debt	4,440	8,049
Capital leases	1,084	1,800

Total borrowings outstanding	946,301	1,188,389
Less: short-term foreign borrowings and current portion of long-term debt, net of discount	(14,178)	(15,228)

Long-term debt, less current portion	$932,123	$1,173,161

Total borrowings outstanding at June 30, 2015 and 2014 are summarized as follows:

	Successor
	June 30, 2015	June 30, 2014
Short-term foreign borrowings	$3,488	$7,883

Term notes:
Bonds Payable, due August 2021, net of discount	196,327	195,727
Dollar Tranche A Term Loan, due August 2020, net of discount	119,109	120,002
Dollar Tranche B Term Loans, due August 2020, net of discount	319,822	320,734
Dollar Tranche C Term Loans, due August 2020, net of discount	130,030	—
Sterling Term Loan, due September 2020, net of discount	219,933	242,329
Euro Term Loan, due September 2020, net of discount	189,831	231,122

Other borrowings:
Foreign debt	8,049	14,483
Other financing	1,800	922

Total borrowings outstanding	1,188,389	1,133,202
Less: short-term foreign borrowings and current portion of long-term debt	(15,228)	(20,533)

Long-term debt, less current portion	$1,173,161	$1,112,669

Scheduled Annual Future Maturities of Debt	Scheduled annual future maturities of debt are as follows:

For the Year Ending June 30,
2016	$15,228
2017	8,727
2018	7,564
2019	7,321
2020	6,579
Thereafter	1,142,970

Total	$1,188,389

Loss on Extinguishment of Debt

As result of these debt retirements, the Company recorded a loss on the extinguishment of debt as follows:

	Successor		Predecessor
	For the year ended June 30, 2015	For the period August 15, 2013 through June 30, 2014	For the period July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Prepayment fee	$—	$—	$2,400	$—
Write-off of original issue discount	690	—	—	—
Write-off of deferred financing fees on debt	329	—	11,642	4,140

Total loss on extinguishment of debt	$1,019	$—	$14,042	$4,140